Non-cash Investing and Financing Transaction Comprise	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]

Non-cash investing and financing transactions during the year-ended June 30, 2021 comprise:

●	792,126 shares issued to Incentive Award participants at nominal value: $1.1 million;
●	15,793 shares issued as non-cash consideration for the acquisition of the non-controlling interest in Tembo: $0.2 million.
●	Exchange of Aevitas convertible preference shares and convertible loan notes to Aevitas preference shares: $3.0 million.
●	Conversion of Aevitas convertible preference shares and convertible loan notes to ordinary share capital in the Company : $20.5 million.